Long-Term Deposits (Tables)	12 Months Ended
Dec. 31, 2020
Debt Disclosure [Abstract]
Schedule of long-term deposits
	December 31, 2020	December 31, 2019

Rental deposits	$149,175	$132,043
Prepayments for equipment	147,050	162,563
	$296,225	$294,606